Assets held for sale and discontinued operations	12 Months Ended
Mar. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations	10. Assets held for sale and discontinued operations

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are expected to be recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

The following assets and liabilities were classified as held for sale:

	2025			2024
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/ (liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/ (liabilities) held for sale £m
UK Electricity System Operator	—	—	—	1,134	(1,427)	(293)
National Grid Renewables	1,528	(108)	1,420	—	—	—
Grain LNG	1,100	(326)	774	—	—	—
Investment in GasT TopCo Limited	—	—	—	689	—	689
RAA	—	—	—	—	(47)	(47)
Net assets/(liabilities) held for sale	2,628	(434)	2,194	1,823	(1,474)	349
Gain on disposal of the ESO
In October 2023, legislation required to enable the separation of the ESO and the formation of the NESO, which will undertake responsibilities across both the electricity and gas systems, was passed through Parliament. The assets and liabilities of the ESO were consequently presented as held for sale in the consolidated financial statements in the year ended 31 March 2024. The disposal subsequently completed on 1 October
2024 for consideration of £673 million.
Based on the scale and pass-through nature of the ESO, it is not considered a separate major line of business or geographic operation under
IFRS 5 for treatment as a discontinued operation, and its disposal is not part of a single coordinated plan being undertaken by the Group.
Accordingly, the results have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations. Financial information relating to the gain arising on disposal of the ESO is set out below:

£m
Intangible assets	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets on disposal	1,549
Borrowings	(13)
Other liabilities	(703)
Provision for UK electricity balancing costs	(347)
Total liabilities on disposal	(1,063)
Net assets on disposal	486

Total consideration received¹	673

Gain on sale	187
1.Included within total consideration is deferred proceeds of £45 million which were settled after 31 March 2025.
Up until its disposal, the ESO generated profit after tax of £103 million for the year ended 31 March 2025 (2024: £178 million profit; 2023:
£182 million profit).
10. Assets held for sale and discontinued operations continued
NG Renewables and Grain LNG
On 24 February 2025, the Group agreed to sell NG Renewables, its US onshore renewables business, to Brookfield Asset Management.
Completion of the transaction will be subject to certain consents and regulatory approvals and is expected to complete in the first half of the year ending 31 March 2026. The Group has also previously announced its intention to sell Grain LNG, its UK LNG asset. As both sales are considered to be highly probable and expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position at 31 March 2025. However, as NG Renewables and Grain LNG do not represent separate major lines of business or geographical operations, they have not met the criteria for classification as discontinued operations and therefore their results for the period are not separately disclosed on the face of the income statement.
The following assets and liabilities were classified as held for sale at 31 March 2025.

	National Grid Renewables	Grain LNG
	£m	£m
Goodwill	53	—
Other intangible assets	—	25
Property, plant and equipment	340	898
Investments in joint ventures and associates	873	—
Trade and other receivables	51	31
Cash and cash equivalents	30	123
Financial investments	40	—
Other assets	141	23
Total assets	1,528	1,100
Borrowings	(2)	(132)
Other liabilities	(106)	(194)
Total liabilities	(108)	(326)
Net assets	1,420	774
The Group has recognised a £31 million impairment loss on remeasuring the NG Renewables disposal group to fair value less costs to sell, with the loss allocated to goodwill. No impairment losses were recognised following reclassification of the Grain LNG assets and liabilities classified to held for sale. The aggregate profit after tax for NG Renewables and Grain LNG for the period ended 31 March 2025 was £60 million (2024:
£49 million; 2023: £108 million).
The UK Gas Transmission business
On 31 January 2023, the Group disposed of 100% of the UK Gas Transmission business for cash consideration of £4.0 billion and a 40% interest in a newly incorporated UK limited company, GasT TopCo Limited. The other 60% was purchased by Macquarie Infrastructure and Real Assets
(MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’). The Group also entered into a Further
Acquisition Agreement (the FAA option) with the Consortium over its remaining 40% interest. Both the investment in GasT TopCo Limited and the
FAA option were immediately classified as held for sale and so the Group has not applied equity accounting in relation to its investment in GasT
TopCo Limited.
The FAA was partially exercised by the Consortium on 11 March 2024 and the Group disposed of 20% of the 40% interest in GasT TopCo
Limited, as detailed in the Annual Report and Accounts for the year ended 31 March 2024. As part of the transaction, the Group also entered into a new agreement with the Consortium, the Remaining Acquisition Agreement (the ‘RAA’), to replace the FAA option for the potential sale of all or part of the remaining 20% equity interest in GasT TopCo Limited.
On 26 July 2024, the Consortium exercised its option under the RAA and the disposal of the Group’s remaining interest in GasT TopCo Limited completed on 26 September 2024. The total sales proceeds were £686 million and the gain on disposal, after transaction costs, was £25 million.
The disposal of the Group’s remaining interest in GasT TopCo Limited was the final stage of the plan to dispose of the UK Transmission business first announced in 2021. As a result, the gain on disposal and any remeasurements pertaining to the financial derivatives noted above are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation.
This is also reflected in the statement of comprehensive income, as well as earnings per share (EPS) being shown split between continuing and discontinued operations.
10. Assets held for sale and discontinued operations continued
The summary income statements for the years ended 31 March 2025, 2024 and 2023 are as follows:

	Total
	2025	2024	2023
	£m	£m	£m
Discontinued operations
Revenue	—	—	1,604
Other operating costs	—	—	(889)
Operating profit	—	—	715
Finance income	5	17	21
Finance costs[1]	47	62	(363)
Profit before tax	52	79	373
Tax	(1)	(1)	(93)
Profit after tax from discontinued operations	51	78	280
Gain/(loss) on disposal	25	(4)	4,803
Total profit after tax from discontinued operations	76	74	5,083
1.Finance costs include the remeasurement of the FAA option and the RAA.
The summary statements of comprehensive income for the years ended 31 March 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	£m	£m	£m
Profit after tax from discontinued operations	76	74	5,083
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	—	—	(313)
Tax on items that will never be reclassified to profit or loss	—	—	78
Total losses from discontinued operations that will never be reclassified to profit or loss	—	—	(235)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	—	6
Net gains in respect of cost of hedging	—	—	4
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(13)	13	—
Tax on items that may be reclassified subsequently to profit or loss	3	(3)	(2)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(10)	10	8
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(10)	10	(227)
Total comprehensive income for the year from discontinued operations	66	84	4,856
Details of the cash flows relating to discontinued operations are set out within the consolidated cash flow statement.